NON-PUBLIC 13FCON P 2/14/02

F13dec~2.txt

RECD S.E.C. FEB 16 2001

Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment ( ); Amendment Number: _____
This Amendment (Check only one.): ( ) is a restatement
( ) adds new holdings entries
Institutional Investment Manager Filing this Report:

CONFIDENTIAL TREATMENT EXPIRED

RECEIVED 2001 FEB 15 PM 2:28 OFFICE OF THE SECRETARY

Name: CREDIT SUISSE FIRST BOSTON, INC.
Address: 11 MADISON AVENUE
NEW YORK, NY 10010

Form 13F File Number: 28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Eugene Rosati
Title: Vice President
Phone: 212-325-4492

01074971

Signature, Place, and Date of Signing:

Eugene Rosati	New York, New York	February 15, 2001
(Signature)	(City, State)	(Date)

Report Type (Check only one.):

(X) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

PROCESSED DEC 23 2003 THOMSON FINANCIAL

List of Other Managers Reporting for this Manager:

	Form 13F File Number	Name
1.	28-	
2.	28-2205	CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION*
3.	28-2205	CREDIT SUISSE FIRST BOSTON CORPORATION**
4.	28-	

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON CORPORATION is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 4326

Form 13F Information Table Value Total: $ 20,631,329 (thousands)

Information requested to be treated confidentially has been filed separately.

List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	Form 13F File Number	Name
1.	28-	
	Form 13F File Number	**Name**
2.	28-2205	CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION*
	Form 13F File Number	**Name**
3.	28-2205	CREDIT SUISSE FIRST BOSTON CORPORATION**
	Form 13F File Number	**Name**
4.	28-	

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON CORPORATION is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

CONFIDENTIAL PROPRIETARY POSITIONS

FORM 13F

(SEC USE ONLY)

RECEIVED 2001 FEB 16 PM 2:28 OFFICE OF THE SECRETARY

Name of Reporting Manager CREDIT SUISSE FIRST BOSTON

	Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares or Principal Amount	Item 6: Investment Discretion (a) sole	(b) Shared-as defined in Instr.V	(c) Shared-other	Item 7: Managers see Instr. V	Item 8: Voting Authority (Shares) (a) Sole	(b) Shared	(c) None
1	ACNIELSEN CORP	COM	004833109	$ 7,250,000	200,000		X		3	X		
2	AT RD INC	COM	04648K105	$ 1,107,000	492,000		X		3	X		
3	CONOCO INC	CL A	208251306	$ 29,000	1,000		X		3	X		
4	EMCOR GROUP INC	SB NT CV 5.75%05	29084QAC4	$ 16,455,000	16,054,000		X		3			X
5	EMMIS COMMUNICATIONS CORP	PFD CV SER A	291525202	$ 22,944,000	538,455		X		3	X		
6	HARCOURT GEN INC	COM	41163G101	$ 29,000	500		X		3	X		
7	HERTZ CORP	CL A	428040109	$ 55,965,000	1,640,000		X		3	X		
8	HONEYWELL INTL INC	COM	438516106	$ 88,175,000	1,863,700		X		3	X		
9	HOWELL CORP	PFD A CV $3.50	443051206	$ 11,773,000	299,644		X		3	X		
10	IMPROVENET INC	COM	45321E106	$ 145,000	385,600		X		3	X		
11	INFINITY BROADCASTING CP NEW	CL A	45662S102	$ 95,796,000	3,429,000		X		3	X		
	COLUMN TOTALS			$ 299,668,000								

CONFIDENTIAL PROPRIETARY POSITIONS FORM 13F

(SEC USE ONLY)

PAGE 2 OF 397 Name of Reporting Manager CREDIT SUISSE FIRST BOSTON

	Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares or Principal Amount	Item 6: Investment Discretion			Item 7: Managers see Instr. V	Item 8: Voting Authority (Shares)		
						(a) sole	(b) Shared- as defined in Instr.V	(c) Shared- other		(a) Sole	(b) Shared	(c) None
(12)	KEEBLER FOODS CO	COM	487256109	$ 42,042,000	1,014,600		X		3	X		
(13)	PSINET INC	PFD C CV 6 3/4	74437C309	$ 2,181,000	444,441		X		3	X		
(14)	QUAKER OATS CO	COM	747402105	$ 97,000	1,000		X		3	X		
(15)	RAYTHEON CO	CL A	755111309	$ 4,785,000	165,000		X		3	X		
(16)	SAUER-DANFOSS INC	COM	804137107	$ 5,331,000	1,066,200		X		3	X		
(17)	SDL INC	COM	784076101	$ 15,000	100		X		3	X		
(18)	SUNRISE ASSISTED LIVING INC	SUB NT CV 5.5%02	86768KAC0	$ 23,998,000	25,955,000		X		3			X
(19)	VOICESTREAM WIRELESS CORP	COM	928615103	$ 47,797,000	475,000		X		3	X		
(20)	WESTERN GAS RES INC	PFD CONV $2.625	958259301	$ 22,114,000	502,135		X		3	X		
(21)	WILLAMETTE INDS INC	COM	969133107	$ 469,000	10,000		X		3	X		
	COLUMN TOTALS AGGREGATE TOTALS		$	$ 148,829,000 448,497,000								